American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2024

Growth Fund - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.4%
Lockheed Martin Corp.	126,198	54,190,683
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	527,890	74,907,591
Automobile Components — 0.5%
Aptiv PLC(1)	925,942	75,306,863
Automobiles — 1.7%
Tesla, Inc.(1)	1,256,049	235,245,417
Beverages — 1.0%
PepsiCo, Inc.	840,405	141,633,455
Biotechnology — 3.0%
AbbVie, Inc.	1,825,097	300,045,947
Vertex Pharmaceuticals, Inc.(1)	288,796	125,158,410
		425,204,357
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	4,891,384	759,142,797
Building Products — 0.5%
Trex Co., Inc.(1)	918,712	74,856,654
Capital Markets — 0.8%
S&P Global, Inc.	244,773	109,743,975
Chemicals — 0.5%
Air Products & Chemicals, Inc.	242,943	62,122,955
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	122,170	84,893,490
Sysco Corp.	624,012	50,501,291
Target Corp.	820,887	114,168,964
		249,563,745
Electrical Equipment — 0.7%
Eaton Corp. PLC	285,235	70,190,629
Generac Holdings, Inc.(1)	224,824	25,555,744
		95,746,373
Electronic Equipment, Instruments and Components — 1.6%
CDW Corp.	536,336	121,598,098
Keysight Technologies, Inc.(1)	686,401	105,197,817
		226,795,915
Energy Equipment and Services — 0.3%
Schlumberger NV	943,431	45,945,090
Entertainment — 0.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	907,269	61,013,840
Take-Two Interactive Software, Inc.(1)	226,518	37,359,614
		98,373,454
Financial Services — 5.0%
Adyen NV(1)	29,889	37,486,385
Block, Inc.(1)	1,158,864	75,337,749
Visa, Inc., Class A	2,179,184	595,483,820
		708,307,954
Food Products — 0.6%
Mondelez International, Inc., Class A	1,040,512	78,319,338
Ground Transportation — 2.0%
Uber Technologies, Inc.(1)	2,236,245	145,959,711

Union Pacific Corp.	542,241	132,268,847
		278,228,558
Health Care Equipment and Supplies — 1.7%
Dexcom, Inc.(1)	581,737	70,593,785
IDEXX Laboratories, Inc.(1)	99,914	51,463,703
Intuitive Surgical, Inc.(1)	259,083	97,990,372
Shockwave Medical, Inc.(1)	96,399	21,810,274
		241,858,134
Health Care Providers and Services — 2.1%
Cigna Group	145,703	43,849,318
UnitedHealth Group, Inc.	493,710	252,651,155
		296,500,473
Hotels, Restaurants and Leisure — 3.1%
Airbnb, Inc., Class A(1)	463,217	66,768,098
Chipotle Mexican Grill, Inc.(1)	60,186	144,974,231
Dutch Bros, Inc., Class A(1)	1,344,655	36,103,987
Expedia Group, Inc.(1)	283,939	42,116,672
Starbucks Corp.	1,500,027	139,547,512
		429,510,500
Household Products — 0.6%
Procter & Gamble Co.	554,970	87,207,986
Insurance — 0.8%
Progressive Corp.	657,575	117,212,744
Interactive Media and Services — 11.0%
Alphabet, Inc., Class A(1)	7,149,616	1,001,661,202
Meta Platforms, Inc., Class A(1)	1,383,607	539,800,435
		1,541,461,637
IT Services — 3.5%
Accenture PLC, Class A	680,587	247,651,998
MongoDB, Inc.(1)	135,110	54,114,257
Okta, Inc.(1)	511,039	42,237,373
Snowflake, Inc., Class A(1)	535,794	104,822,738
Twilio, Inc., Class A(1)	504,841	35,505,468
		484,331,834
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	633,213	82,381,011
Machinery — 1.1%
Parker-Hannifin Corp.	175,467	81,504,421
Xylem, Inc.	673,718	75,752,852
		157,257,273
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	198,253	26,167,413
Pharmaceuticals — 3.8%
Eli Lilly & Co.	529,711	341,986,719
Novo Nordisk AS, Class B	971,203	111,012,761
Zoetis, Inc.	434,504	81,604,196
		534,603,676
Professional Services — 0.1%
Paycor HCM, Inc.(1)	486,219	9,447,235
Semiconductors and Semiconductor Equipment — 10.6%
Advanced Micro Devices, Inc.(1)	1,327,514	222,610,823
Analog Devices, Inc.	562,028	108,111,706
Applied Materials, Inc.	795,531	130,705,743
ASML Holding NV	135,495	117,553,820
Broadcom, Inc.	43,775	51,654,500

GLOBALFOUNDRIES, Inc.(1)(2)	414,431	22,785,416
NVIDIA Corp.	1,367,458	841,355,884
		1,494,777,892
Software — 19.9%
Cadence Design Systems, Inc.(1)	613,625	177,006,268
Crowdstrike Holdings, Inc., Class A(1)	533,752	156,122,460
Datadog, Inc., Class A(1)	811,716	101,009,939
Microsoft Corp.	4,962,933	1,973,162,902
PagerDuty, Inc.(1)	1,292,548	30,607,537
Salesforce, Inc.(1)	565,125	158,850,986
Splunk, Inc.(1)	314,941	48,302,501
Workday, Inc., Class A(1)	513,792	149,549,437
		2,794,612,030
Specialized REITs — 0.6%
Equinix, Inc.	103,173	85,609,860
Specialty Retail — 2.6%
CarMax, Inc.(1)	579,143	41,223,399
Home Depot, Inc.	303,467	107,111,712
Ross Stores, Inc.	580,753	81,468,031
TJX Cos., Inc.	1,391,914	132,106,558
		361,909,700
Technology Hardware, Storage and Peripherals — 9.1%
Apple, Inc.	6,957,401	1,282,944,744
Textiles, Apparel and Luxury Goods — 1.0%
Deckers Outdoor Corp.(1)	61,848	46,616,693
NIKE, Inc., Class B	948,565	96,307,805
		142,924,498
TOTAL COMMON STOCKS (Cost $5,980,983,241)		13,964,353,814
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,436	10,436
State Street Navigator Securities Lending Government Money Market Portfolio(3)	15,096,656	15,096,656
		15,107,092
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.00%, 8/15/25 - 11/15/31, valued at $1,867,737), in a joint trading account at 5.26%, dated 1/31/24, due 2/1/24 (Delivery value $1,827,270)		1,827,003
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 1/15/28, valued at $17,052,405), at 5.29%, dated 1/31/24, due 2/1/24 (Delivery value $16,720,457)		16,718,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 3.125% - 7.625%, 2/15/25 - 2/15/43, valued at $1,896,458), at 5.28%, dated 1/31/24, due 2/1/24 (Delivery value $1,859,273)		1,859,000
		20,404,003
TOTAL SHORT-TERM INVESTMENTS (Cost $35,511,095)		35,511,095
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $6,016,494,336)		13,999,864,909
OTHER ASSETS AND LIABILITIES — 0.4%		50,761,255
TOTAL NET ASSETS — 100.0%		$14,050,626,164

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,500,036	USD	2,736,092	JPMorgan Chase Bank N.A.	3/28/24	$(27,995)
EUR	2,474,070	USD	2,716,429	Morgan Stanley	3/28/24	(36,460)
USD	36,241,343	EUR	33,028,496	Bank of America N.A.	3/28/24	464,112
USD	3,696,136	EUR	3,387,190	Bank of America N.A.	3/28/24	27,053
USD	3,626,039	EUR	3,340,955	Bank of America N.A.	3/28/24	7,039
USD	36,247,783	EUR	33,028,496	JPMorgan Chase Bank N.A.	3/28/24	470,552
USD	8,300,185	EUR	7,634,190	JPMorgan Chase Bank N.A.	3/28/24	30,654
USD	2,964,914	EUR	2,723,614	JPMorgan Chase Bank N.A.	3/28/24	14,631
USD	36,247,783	EUR	33,028,496	Morgan Stanley	3/28/24	470,553
USD	12,171,299	EUR	11,196,375	Morgan Stanley	3/28/24	43,127
						$1,463,266

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	192	March 2024	$66,210,240	$(1,500,709)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,755,807. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,096,656.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,698,300,848	$266,052,966	—
Short-Term Investments	15,107,092	20,404,003	—
	$13,713,407,940	$286,456,969	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,527,721	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,500,709	—	—
Forward Foreign Currency Exchange Contracts	—	$64,455	—
	$1,500,709	$64,455	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.